Green CALIFORNIA TAX FREE INCOME FUND

Portfolio of Investments (Unaudited)

11/30/2020

SECURITY DESCRIPTION	Par Value	Rate	Maturity	Value (Note 1)

Municipal Bonds (94.80%)

BUTTE-GLENN COMMUNITY COLLEGE DISTRICT
Lease Revenue Bonds; 2009 Series I-1	1,000,000	4.000%	08/01/2026	1,061,250

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Kaiser Permanente Revenue Bonds, Series 2017A-1	1,700,000	5.000%	11/01/2027	2,196,332

CALIFORNIA HOUSING FINANCE AGENCY
State Multi Family Housing Bonds; 2019	369,811	4.000%	03/20/2033	412,220

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Clean Water State Revolving Fund Revenue Bonds, Series 2016 (Green Bonds)	1,200,000	5.000%	10/01/2033	1,469,640

CALIFORNIA MUNICIPAL FINANCE AUTHORITY
General Revenue Bonds; 2018	800,000	5.000%	05/15/2038	935,880
University of San Diego Revenue Bonds, 2019	480,000	5.000%	10/01/2044	601,934

TRUSTEES OF THE CALIFORNIA STATE UNIVERSITY
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000%	11/01/2030	1,179,145

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
General Revenue Bonds; 2016	500,000	4.000%	08/15/2046	551,580

CITY AND COUNTY OF SAN FRANCISCO
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	1,000,000	4.000%	06/01/2033	1,019,800

CITY OF LOS ANGELES
General Obligation Bonds; 2012	2,000,000	5.000%	09/01/2021	2,072,560

CITY OF LOS ANGELES WASTEWATER SYSTEM REVENUE
Los Angeles CA Wastewater System Revenue Bond	500,000	5.000%	06/01/2044	586,535
Los Angeles CA Wastewater System Revenue Bond	1,500,000	5.250%	06/01/2047	1,866,510

CITY OF ROSEVILLE FINANCE AUTHORITY ELECTRIC SYSTEM REVENUE
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000%	02/01/2025	843,458

CITY OF SAN FRANCISCO PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue	1,170,000	5.000%	11/01/2036	1,385,011
San Francisco City & County Public Utilities Commission Wastewater Revenue	1,000,000	5.000%	11/01/2034	1,269,990
San Francisco City and Green Bond Series A	680,000	5.000%	11/01/2030	813,470

EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
Water System Revenue Bonds; 2015 Series B	2,050,000	5.000%	06/01/2026	2,487,245

EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250%	09/01/2023	3,383,884

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000%	08/01/2027	1,878,540

LA MIRADA REDEVELOPMENT AGENCY SUCCESSOR AGENCY
Subordinate Tax Allocation Refunding Bonds; 2014 Series A	1,000,000	5.000%	08/01/2023	1,122,450

LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G	865,000	5.000%	08/01/2028	1,015,449

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Los Angeles County Met Transport	500,000	4.000%	07/01/2028	578,355
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000%	07/01/2021	1,027,830
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	07/01/2023	1,684,215

LOS ANGELES DEPARTMENT OF WATER
Water System Revenue Bonds, 2012 Series A	1,985,000	5.000%	07/01/2037	2,131,811

LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000%	08/01/2032	2,792,625

MIDPENINSULA REGIONAL OPEN SPACE DISTRICT
Midpeninsula Regional Open Space District	200,000	4.000%	09/01/2021	205,764

MOUNT SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000%	08/01/2034	2,643,894

PORT OF LOS ANGELES
Revenue Bonds; 2014 Series C	290,000	4.000%	08/01/2023	317,341

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K	1,000,000	5.250%	07/01/2024	1,107,740

SAN DIEGO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2002, Series 2013	1,175,000	5.000%		08/01/2027	1,323,085

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco BART District GO Bonds 2017 Series A-1 (Green Bonds)	645,000	4.000%		08/01/2034	766,699
San Francisco BART District GO Bonds 2017 Refunding Series E (Green Bonds)	2,300,000	5.000%		08/01/2036	2,914,606

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION WASTEWATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue	700,000	4.000%		10/01/2021	722,302

SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
City of San Mateo Sewer Revenue Bonds	2,000,000	4.000%		08/01/2044	2,403,060

SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A	1,000,000	5.000%		04/01/2034	1,201,110

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000%		08/01/2029	2,221,725

STATE OF CALIFORNIA
Tax-Exempt Various Purpose General Obligation Bonds	900,000	3.000%		10/01/2028	980,649

TURLOCK IRRIGATION DISTRICT
General Revenue Bonds; 2019	300,000	5.000%		01/01/2036	399,402

UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM	925,000	5.000%		05/01/2029	1,066,026

WILLIAM S HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000%		09/01/2029	3,216,590

Total Municipal Bonds (Cost $53,019,881)					57,857,712

Variable Rate Demand Notes* (4.10%)
LOS ANGELES DEPARTMENT OF WATER
Power System Revenue Bonds, 2001	300,000	0.100	%***	07/01/2034	300,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA**	1,300,000	0.100	%***	07/01/2047	1,300,000

STATE OF CALIFORNIA
Tax-Exempt Various Purpose General Obligation Bonds	200,000	0.080	%***	05/01/2034	200,000
Tax-Exempt Various Purpose General Obligation Bonds	700,000	0.080	%***	05/01/2034	700,000

Total Variable Rate Demand Notes (Cost $2,500,000)					2,500,000

Total Investments (Cost $55,519,881) (a) (98.90%)					60,357,712
Other Net Assets (1.10%)					665,758
Net Assets (100.00%)					61,023,470

(a)	Aggregate cost for federal income tax purposes is $55,519,881.

At November 30, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	4,855,799
Unrealized depreciation	(17,968)
Net unrealized appreciation	4,837,831

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

*	Stated maturity reflects next reset date.
**	In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.
***	Rate Effective as of November 30, 2020